Trading assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trading assets [Line Items]
Trading assets	₩ 28,464,296	₩ 26,695,953
Government
Trading assets [Line Items]
Trading assets	3,254,587	4,337,224
Financial institutions
Trading assets [Line Items]
Trading assets	8,014,128	7,461,375
Corporation
Trading assets [Line Items]
Trading assets	5,097,200	4,342,496
Commercial papers
Trading assets [Line Items]
Trading assets	3,625,436	4,350,252
CMA
Trading assets [Line Items]
Trading assets	3,157,475	1,793,312
Others
Trading assets [Line Items]
Trading assets	491,820	105,905
Stocks
Trading assets [Line Items]
Trading assets	738,666	703,467
Beneficiary certificates
Trading assets [Line Items]
Trading assets	3,728,027	3,233,937
Others
Trading assets [Line Items]
Trading assets	167,660	120,140
Gold deposits
Trading assets [Line Items]
Trading assets	₩ 189,297	₩ 247,845